SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIFE

%
Office furniture and equipment	7-15
Computer software and electronic equipment	33
Laboratory equipment	7-15
Leasehold improvements	Over the shorter of the lease term (including the option) or useful life